Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 16, 2020
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2020
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
AdvisorShares Q Portfolio Blended Allocation ETF (Prospectus Summary) | AdvisorShares Q Portfolio Blended Allocation ETF | AdvisorShares Q Portfolio Blended Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QPT
AdvisorShares Q Dynamic Growth ETF (Prospectus Summary) | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QPX